Treasury Risk Management - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		€ 0
Bank loans and overdrafts	€ (820)	(1,005)
Bonds and other loans	(27,331)	(25,718)
Finance lease creditors	(187)	(206)
Other financial liabilities	(150)	(177)
Trade payables, accruals and other liabilities	(14,118)	(13,076)
Deferred consideration	(214)	(616)
Total non-derivative financial liabilities	(42,820)	(40,798)
Derivative financial liabilities	(216)	(364)
Derivative & Non-derivative financial liabilities	(43,036)	(41,162)
Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	3,221	3,325
Derivative contracts - payments	(3,154)	(3,347)
Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	17,108	24,935
Derivative contracts - payments	(17,317)	(25,258)
Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments	(74)	(19)
Net carrying amount [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts	(814)	(992)
Bonds and other loans	(23,391)	(22,709)
Finance lease creditors	(128)	(131)
Other financial liabilities	(150)	(177)
Trade payables, accruals and other liabilities	(14,118)	(13,076)
Deferred consideration	(187)	(511)
Total non-derivative financial liabilities	(38,788)	(37,596)
Derivative financial liabilities	(542)	(534)
Derivative & Non-derivative financial liabilities	(39,330)	(38,130)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts	(529)	(522)
Bonds and other loans	(2,888)	(7,558)
Finance lease creditors	(20)	(20)
Other financial liabilities	(149)	(177)
Trade payables, accruals and other liabilities	(13,945)	(12,861)
Deferred consideration	(14)	(26)
Total non-derivative financial liabilities	(17,545)	(21,164)
Derivative financial liabilities	(239)	(312)
Derivative & Non-derivative financial liabilities	(17,784)	(21,476)
Within 1 year [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	67	349
Derivative contracts - payments	(23)	(319)
Within 1 year [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	17,108	24,935
Derivative contracts - payments	(17,317)	(25,258)
Within 1 year [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments	(74)	(19)
Due between 1 and 2 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts	(12)	(221)
Bonds and other loans	(2,748)	(1,577)
Finance lease creditors	(19)	(18)
Other financial liabilities	(1)
Trade payables, accruals and other liabilities	(140)	(215)
Deferred consideration	(79)	(36)
Total non-derivative financial liabilities	(2,999)	(2,067)
Derivative financial liabilities	4	45
Derivative & Non-derivative financial liabilities	(2,995)	(2,022)
Due between 1 and 2 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	760	64
Derivative contracts - payments	(756)	(19)
Due between 2 and 3 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(2,572)	(2,546)
Finance lease creditors	(18)	(17)
Trade payables, accruals and other liabilities	(10)
Deferred consideration	(70)	(27)
Total non-derivative financial liabilities	(2,671)	(2,591)
Derivative financial liabilities	25	(26)
Derivative & Non-derivative financial liabilities	(2,646)	(2,617)
Due between 2 and 3 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	163	727
Derivative contracts - payments	(138)	(753)
Due between 3 and 4 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts	(278)	(1)
Bonds and other loans	(2,646)	(2,026)
Finance lease creditors	(17)	(16)
Trade payables, accruals and other liabilities	(5)
Deferred consideration	(6)	(515)
Total non-derivative financial liabilities	(2,952)	(2,558)
Derivative financial liabilities	(9)	32
Derivative & Non-derivative financial liabilities	(2,961)	(2,526)
Due between 3 and 4 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	788	51
Derivative contracts - payments	(797)	(19)
Due between 4 and 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bank loans and overdrafts		(260)
Bonds and other loans	(2,387)	(2,058)
Finance lease creditors	(17)	(17)
Trade payables, accruals and other liabilities	(4)
Deferred consideration		(3)
Total non-derivative financial liabilities	(2,408)	(2,338)
Derivative financial liabilities	20	(43)
Derivative & Non-derivative financial liabilities	(2,388)	(2,381)
Due between 4 and 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	37	754
Derivative contracts - payments	(17)	(797)
Later than 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		0
Bonds and other loans	(14,090)	(9,953)
Finance lease creditors	(96)	(118)
Trade payables, accruals and other liabilities	(14)
Deferred consideration	(45)	(9)
Total non-derivative financial liabilities	(14,245)	(10,080)
Derivative financial liabilities	(17)	(60)
Derivative & Non-derivative financial liabilities	(14,262)	(10,140)
Later than 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	1,406	1,380
Derivative contracts - payments	€ (1,423)	€ (1,440)